DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Quoted market price on valuation date	$ 0.3338	$ 0.3338	$ 0.1979
Effective contractual conversion rates	$ 0.1680	$ 0.1690	$ 0.079
Contractual term to maturity	11 months 23 days	1 year
Volatility minimum	123.27%	143.96%
Volatility maximum	733.78%	730.38%
Risk-adjusted interest rate	8.44%	8.48%